Investments of Insurance Subsidiaries - Schedule of Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Amounts classified as current assets	$ (92)	$ (103)
Investment carrying value	381	438
Amortized Cost	511	525
Unrealized Amounts, Gains	0	18
Unrealized Amounts, Losses	(38)	(2)
Fair Value	473	541
Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	415	400
Unrealized Amounts, Gains	0	18
Unrealized Amounts, Losses	(38)	(2)
Fair Value	377	416
Money Market Funds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	96	125
Unrealized Amounts, Gains	0	0
Unrealized Amounts, Losses	0	0
Fair Value	$ 96	$ 125